INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

	Year Ended December 31,
	2023	2022	2021
Current tax:
Federal	$—	$74	$—
State	683	1,356	6,235
Total current tax	683	1,430	6,235
Deferred tax:
Federal	—	(18,532)	11,218
State	—	11	(1,690)
Total deferred tax	—	(18,521)	9,528
Total income tax expense (benefit)	$683	$(17,091)	$15,763

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the U.S. statutory tax rate and the Company’s effective tax is presented as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
U.S. federal statutory income tax (benefit) expense applied to loss before income taxes	$(51,619)	$(454,316)	$13,246
State income taxes, net of federal benefit	12,325	(31,667)	3,591
Stock compensation	16,578	4,789	141
Non-deductible interest	11,659	11,366	5,310
Fair value adjustment - convertible notes	—	(10,942)	3,370
Reorganization costs	40,572	—	—
Non-deductible expenses	—	288	(702)
Valuation allowance	(29,195)	241,892	(9,180)
Goodwill impairment	—	221,499	—
Other permanent items	363	—	(13)
Total income tax expense (benefit)	$683	$(17,091)	$15,763

Schedule of Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities are detailed as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Deferred tax assets:
Net operating loss carryforward	$73,272	$79,729	$29,837
Capital loss carryforward	50,313	52,765	—
Deferred interest carryforward	18,438	11,289	—
Research tax credit carryforward	483	404	404
Reserves and accruals	2,440	4,248	148
Stock-based compensation	17,614	16,917	15,190
Unrealized capital loss	—	—	—
Property, plant and equipment, net	53,334	75,349	—
Digital asset impairment loss	6	—	8,368
Debt extinguishment loss	2,446	2,561	2,558
Intangibles (other than goodwill)	2,660	2,301	2,270
Leases	2,099	7,062	5,231
Capitalized research and development expenses	4,226	801	—
Other	6	169	3
Gross deferred tax assets	227,337	253,595	64,009
Valuation allowance	(219,515)	(248,710)	(6,781)
Deferred tax assets, net of valuation allowance	7,822	4,885	57,228
Deferred tax liabilities:
Deferred settlement	(6,031)	—	—
Operating lease ROU assets	(1,791)	(4,885)	—
Property, plant and equipment, net	—	—	(75,759)
Deferred tax liabilities, net	(7,822)	(4,885)	(75,759)
Total net deferred tax assets (liabilities)	$—	$—	$(18,531)

Schedule of Valuation Allowance
The changes in the Company’s valuation allowance were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Beginning Balance	$248,710	$6,781	$15,961
Change related to current net operating losses and impairments	(561)	241,892	20,680
Net change related to generation of tax attributes	—	—	(695)
Change related to deferred tax adjustments	(37,485)	37	(20,025)
Change related to prior period adjustments	8,851	—	(137)
Acquisition deferred tax liabilities	—	—	(9,003)
Ending Balance	$219,515	$248,710	$6,781